LOAN RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2023
loan receivable
	June 30, 2023 $	June 30, 2022 $
Aggregate amount advanced	264,800	128,860
Allowance for doubtful amount	(264,800)	-
Carrying value	-	128,860